LEGG MASON EQUITY FUNDS

                          Legg Mason Value Trust, Inc.
                    Legg Mason Special Investment Trust, Inc.
                   Legg Mason American Leading Companies Trust
                            Legg Mason Balanced Trust
                Legg Mason U.S. Small-Capitalization Value Trust
                       Legg Mason Financial Services Fund

                Supplement to the Prospectus dated August 1, 2005
       This supplement supersedes all prior supplements to the Prospectus.


The following changes to the Legg Mason Equity Funds Prospectus are effective beginning December 1, 2005.


1. The first paragraph of the section "Legg Mason Special Investment Trust, Inc. - Principal Investment Strategies" on page 2 of the Prospectus is replaced in its entirety with the following:

The fund invests primarily in equity securities, and securities convertible into equity securities. The adviser expects that under normal circumstances, the fund will invest the majority of its total assets in the securities of companies in the mid-cap market capitalization range, defined as companies with market capitalizations similar to companies in the Russell(R) Midcap Index or the Standard & Poor's MidCap 400, or in "special situations," at the time of purchase. The fund may invest a portion of its assets in companies of any size.

The fund may invest in "special situations" without regard to market capitalization. Special situations are companies undergoing unusual or possibly one-time developments that, in the opinion of the adviser, make them attractive for investment. Such developments may include actual or anticipated: sale or termination of an unprofitable part of the company's business; change in the company's management or in management's philosophy; basic change in the industry in which the company operates; introduction of new products or technologies; acquisition or merger activities; or reorganizations or restructurings. The fund will not invest more than 20% of its total assets in securities of companies involved in actual or anticipated reorganizations or restructurings in connection with an actual or potential bankruptcy.


2. The third paragraph of the section "Legg Mason Special Investment Trust, Inc. - Principal Investment Strategies" on page 3 of the Prospectus is replaced in its entirety with the following:

The fund may also invest in debt securities, including securities involved in special situations. The fund may invest up to 35% of its total assets in debt securities rated below investment grade, commonly known as "junk bonds."


3. The first paragraph of the section "Distribution Plan - Distributor of a Fund's Shares" on page 32 of the Prospectus is replaced in its entirety with the following:

Legg Mason Investor Services, LLC ("LMIS"), 100 Light Street, Baltimore, Maryland 21202, distributes each fund's shares.


4. All references to "Legg Mason" on pages 32, 37 and 51 of the Prospectus are replaced with "LMIS".


5. The section "Distribution Plan - Other Compensation to Dealers" beginning on page 32 of the Prospectus is supplemented to include the following paragraph:

Institutional Class or Financial Intermediary Class shares may be available through authorized financial intermediaries. Each fund may pay such financial intermediaries for their services out of that class's assets pursuant to the class's distribution plan or otherwise, as appropriate. These services include sub-accounting and other shareholder services. A fund may pay different financial intermediaries different rates for the services they provide when the fund determines that this is in the best interest of the fund and its shareholders. LMIS and its affiliates (including the advisers) may also from time to time, at their own expense, make payments to financial intermediaries that make shares of the funds available to their clients or to other parties in connection with the sale of shares. If investors effect transactions through a broker or agent, investors may be charged a fee by that broker or agent

6.   The  second  paragraph  under  the  section   "Distribution  Plan  -  Other
     Compensation to Dealers" beginning on page 32 of the Prospectus is replaced in its entirety with the following:

Each fund's adviser and its affiliates may pay non-affiliated entities out of their own assets to support the distribution of Primary Class, Financial Intermediary Class and Institutional Class shares and shareholder servicing.


7.   The  section  "Shareholder   Eligibility"  beginning  on  page  38  of  the
     Prospectus is replaced in its entirety with the following:

The funds generally will not accept new account applications to establish an account with a non-U.S. address (APO/FPO and U.S. territories are acceptable) or for a non-resident alien.

You can buy shares through banks, brokers, dealers, insurance companies, investment advisers, financial consultants, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with LMIS to sell shares of the funds ("Financial Adviser"). You can also buy shares directly from the funds.

The funds reserve the right to revise the minimum initial investment and other eligibility requirements at any time. In addition, the funds may waive the minimum initial investment requirements in their sole discretion.


Primary Class Shares

For questions regarding your eligibility to invest in Primary Class shares, contact your Financial Adviser or LMIS' Funds Investor Services Division ("FIS") at 1-800-822-5544.

------------------------------------------ ----------------------------------
                                           Primary Class Shares
------------------------------------------ ----------------------------------
Investment Minimums -
Initial Investment                         $1,000
(per fund)

Subsequent Investments                     $100
(per fund)
------------------------------------------ ----------------------------------
Automatic Investment Plans, including
Legg Mason Future First(R) Systematic       $50
Investment Plan (Minimum per transaction)
------------------------------------------ ----------------------------------
Minimum Account Size                       $500
(per fund)
------------------------------------------ ----------------------------------


Retirement Plans

Employer-sponsored retirement plans (i.e. 401(k), 403(b) or equivalent) where a Financial Adviser is providing advice, record-keeping or other shareholder services to the plan, are eligible for Primary Class shares in accordance with the minimum initial investment criteria set forth above.

Institutional Class and Financial Intermediary Class Shares

For questions regarding your eligibility to invest in Institutional Class or Financial Intermediary Class shares, contact LMIS' Institutional Funds Division ("Legg Mason Institutional Funds") at 1-888-425-6432 or your financial intermediary. You may be required to provide appropriate documentation confirming your eligibility to invest in these share classes.

The following classes of investors may purchase Institutional Class shares:

o Institutional investors who make an initial investment of at least $1 million in a fund. Generally, institutional investors are corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, pension and profit-sharing plans, and similar entities.

o Investors who invest in the funds through financial intermediaries that offer their clients Institutional Class shares through investment programs (such as (i) fee-based advisory or brokerage account programs, (ii) employee benefit plans such as 401(k) or 403(b) retirement plans or (iii) college savings vehicles such as 529 plans) authorized by LMIS.

o Shareholders of an Institutional Class of a fund as of the opening of regular trading on the Exchange on July 25, 2001 that have remained in the fund since that date may continue to purchase Institutional Class shares of that fund. The minimum account size for such accounts is $500.

o Employees of the investment adviser to a Legg Mason fund and their spouses and children of such employees may purchase Institutional Class shares of that Legg Mason fund. For such investors, the minimum initial investment is $1,000 per fund and the minimum for each purchase of additional shares is $100.

The following classes of investors may purchase Financial Intermediary Class shares:

o Institutional investors who make an initial investment of at least $1 million in a fund. Generally, institutional investors are corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, pension and profit-sharing plans, and similar entities.

o Investors who invest in the funds through financial intermediaries that offer their clients Financial Intermediary Class shares through investment programs (such as (i) fee-based advisory or brokerage account programs, (ii) employee benefit plans such as 401(k) or 403(b) retirement plans or (iii) college savings vehicles such as 529 plans) authorized by LMIS.

o Shareholders of the Financial Intermediary Class of a fund as of the opening of regular trading on the Exchange on July 25, 2001 that have remained in the fund since that date may continue to purchase Financial Intermediary Class shares of that fund. The minimum account size for such accounts is $500.

o Shareholders of Class A shares of Financial Services Fund on July 31, 2004 that have remained in the fund since that date may continue to purchase Financial Intermediary Class shares of that fund. The minimum account size for such accounts is $500.


8. The section "How to Invest" beginning on page 41 of the Prospectus is replaced in its entirety with the following:

Purchasing Primary Class Shares

You can open a regular, retirement or Coverdell Education Savings Account by contacting your Financial Adviser. To open an account directly with the funds call 1-800-822-5544 or visit www.leggmasonfunds.com for an account application.

Retirement accounts include traditional IRAs, spousal IRAs, Roth IRAs, simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans. Contact your Financial Adviser to discuss which type of account might be appropriate for you. To view additional information regarding each type of account, contact your Financial Adviser or visit www.leggmasonfunds.com.

Certain investment methods (for example, through certain retirement plans) may be subject to lower minimum initial and/or additional investment amounts. In certain limited circumstances, the minimum initial and additional purchase amounts may be waived. Contact your Financial Adviser or the funds with any questions regarding your investment options.

                           PRIMARY CLASS SHAREHOLDERS

Once your account is open, you may use the following methods to purchase additional shares of the funds.

--------------------------------------------------------------------------------
                         Through Your Financial Adviser
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Your Financial Adviser can purchase shares of the funds on your behalf and provide information on other methods available to you for purchasing additional shares. Investments made through your Financial Adviser may be subject to transaction fees or other purchase conditions as set by your Financial Adviser. Your Financial Adviser may have different minimum investment requirements for investments in Primary Class shares than the minimum investment requirements described in this Prospectus. You should consult its program literature for further information.
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                             Directly With The Funds
------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------- ------------------------------------------------------------------------------------------
Mail                                      Mail your check, payable to Legg Mason Funds, to:
                                                    Legg Mason Funds
                                                    c/o Boston Financial Data Services
                                                    P.O. Box 55214
                                                    Boston, MA 02205-8504
----------------------------------------- ------------------------------------------------------------------------------------------
----------------------------------------- ------------------------------------------------------------------------------------------
Telephone or Wire                         Call the funds at 1-800-822-5544 to arrange with your bank to transfer money directly from your checking or savings account. Wire transfers may be subject to a service charge by your bank.
----------------------------------------- ------------------------------------------------------------------------------------------
----------------------------------------- ------------------------------------------------------------------------------------------
Internet or TeleFund                      Visit www.leggmasonfunds.com or call TeleFund, the automated telephone account management service, at 1-877-6-LMFUNDS (1-877-656-3863).
----------------------------------------- ------------------------------------------------------------------------------------------
----------------------------------------- ------------------------------------------------------------------------------------------
Automatic Investments                     Arrangements may be made with some employers and financial institutions for regular automatic monthly investments in a fund. You may also reinvest dividends from other
                                          Legg Mason funds in a fund.
----------------------------------------- ------------------------------------------------------------------------------------------
----------------------------------------- ------------------------------------------------------------------------------------------
Future First(R) Systematic                Contact the funds to enroll in Legg Mason's Future First(R) Systematic
Investment Plan                           Investment Plan. This plan allows you to automatically invest a specific dollar amount at regular intervals. The transfer agent will transfer money directly from your checking or savings account or another Legg Mason fund to purchase fund shares.
----------------------------------------- ------------------------------------------------------------------------------------------


The funds must receive your purchase order in proper form (meaning that it is complete and contains all necessary information; for example, number of shares and name of the fund) before the close of regular trading on the Exchange, normally 4:00 p.m., Eastern time, to receive that day's price. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open. Orders received by your Financial Adviser before the close of regular trading on the Exchange and communicated to the fund on the following business day, will be processed at the net asset value determined on the day the order was received by the Financial Adviser. Certain Financial Advisers may have agreements to purchase shares of the funds with payment generally to follow the next business day, but no later than three business days after the order is placed. If payment is not received by that time, your order is subject to cancellation and you and the Financial Adviser could be held liable for resulting fees or losses. It is your Financial Adviser's responsibility to transmit your order to the funds in a timely manner. If you purchase shares directly from the funds, your payment must accompany your order.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be cancelled and you may be liable for any loss to the fund. The funds and their agents have the right to reject or cancel any purchase due to nonpayment.

When you purchase shares directly from the funds and have not identified a broker-dealer that has an agreement to distribute the funds, your order will be placed through LMIS, the funds' distributor, which will provide shareholder services to you and will receive any distribution and service (12b-1) fees paid by the class of shares which you own. For more information regarding 12b-1 fees see "Distribution Plan."

Purchasing Institutional Class and Financial Intermediary Class Shares

To obtain an application, please contact Legg Mason Institutional Funds at 1-888-425-6432.

If you invest through a financial intermediary, note that you may purchase shares only in accordance with your financial intermediary's instructions and limitations. Your financial intermediary may have different minimum investment requirements for investments in Institutional Class or Financial Intermediary Class shares than the minimum investment requirements described in this Prospectus.


        INSTITUTIONAL CLASS AND FINANCIAL INTERMEDIARY CLASS SHAREHOLDERS

Once your account is open, you may use the following methods to purchase additional shares of the funds.

-----------------------------------------------------------------------------------------------------------------------------------
                                                     Directly With The Funds
-----------------------------------------------------------------------------------------------------------------------------------
------------------------------------- ---------------------------------------------------------------------------------------------
Wire Transfers                        Wire federal funds to State Street Bank and Trust Company, the fund's custodian. Before wiring federal funds, you must first telephone the funds at 1-888-425-6432 to receive instructions for wire transfer. Please note that the following information will be required when calling: shareholder name; name of the person authorizing the transaction; shareholder account number; name of the fund and class of shares to be purchased; amount being wired;
                                      and name of the wiring bank.

                                      Funds should be wired through the Federal Reserve System to:

                                                State Street Bank and Trust Company
                                                ABA #011-000-028
                                                DDA #99046096
                                                Legg Mason [Insert name of fund]
                                                [Insert account name and number]

                                      The wire should state that the funds are for the purchase of shares of a specific fund and share class and include the account name and number.
------------------------------------- ---------------------------------------------------------------------------------------------
------------------------------------- ---------------------------------------------------------------------------------------------
Contributions of Eligible             Shares may be purchased and paid for by the contribution of eligible portfolio securities,
Securities                            subject in each case to approval by the fund's adviser. Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the fund in question. Investors who wish to purchase fund shares through the contribution of securities should contact the funds at 1-888-425-6432 for instructions.

                                      Investors should realize that at the time of contribution they may be required to recognize a gain or loss for tax purposes on securities contributed. The adviser, on behalf of a fund, has full discretion to accept or reject any appropriate securities offered as payment for shares. Securities will not be accepted in payment of fund shares from persons who are affiliated with the fund's adviser or the fund.

                                      Securities offered in payment for shares will be valued in the same way and at the same time the fund values its portfolio securities for the purpose of determining net asset value. (See "Calculation of Net Asset Value" below.)
------------------------------------- ---------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                       Through Your Financial Intermediary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Your financial intermediary can purchase shares of the funds on your behalf and provide information on other methods available to you for purchasing additional shares. Investments made through your financial intermediary may be subject to transaction fees or other purchase conditions as set by your financial intermediary. You should consult its program literature for further information.
--------------------------------------------------------------------------------

The funds must receive your purchase order in proper form before the close of regular trading on the New York Stock Exchange ("Exchange"), normally 4:00 p.m., Eastern time, to receive that day's price. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open. Orders received by certain retirement plans and other financial intermediaries before the close of regular trading on the Exchange and communicated to the fund on the following business day, will be processed at the net asset value determined on the day the order was received by the financial intermediary. Certain financial intermediaries may have agreements to purchase shares of the funds with payment generally to follow the next business day, but no later than three business days after the order is placed. If payment is not received by that time, your order is subject to cancellation and you and the financial intermediary could be held liable for resulting fees or losses. If you invest in the funds through a financial intermediary, it is your financial intermediary's responsibility to transmit your order to the funds in a timely manner.

Any shares purchased or received as a distribution will be credited directly to the investor's account.

The funds may be available for purchase by retirement plans, including 401(k) plans and 403(b) plans. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions.

For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that the plan administrator may aggregate purchase and redemption orders of participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the funds for execution.

The funds may not be available for sale in certain states. Prospective investors should inquire as to whether a particular fund is available for sale in their state of residence.

Account Registration Changes:

Changes in registration or account privileges for accounts held directly with the funds must be made in writing. Signature guarantees are required. (See "ACCOUNT POLICIES - Signature Guarantee" below.) All correspondence must include the account number and must be sent to:

         Legg Mason Institutional Funds
         P.O. Box 17635
         Baltimore, Maryland 21297-1635



9. The section "How to Redeem Your Shares" beginning on page 47 of the Prospectus is replaced in its entirety with the following:

                           PRIMARY CLASS SHAREHOLDERS

You can redeem your shares through any of the following methods.

--------------------------------------------------------------------------------
                       Through Your Financial Adviser
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Your Financial Adviser can redeem shares of the funds on your behalf. Redemptions made through your Financial Adviser may be subject to transaction fees or other conditions as set by your Financial Adviser. You should consult its program literature for further information.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                             Directly With The Funds
Additional   documentation  may  be  required  from   corporations,   executors, partnerships, administrators, trustees or
custodians.
------------------------------------------------------------------------------------------------------------------------------------
--------------------- --------------------------------------------------------------------------------------------------------------
Telephone             Call the funds at 1-800-822-5544 to request a redemption. Please have the following information ready when you call: the name of the fund, dollar amount (or number of shares) to be redeemed and your shareholder account number.

                      Wire transfers may be subject to a service charge by your bank. For wire transfers, be sure that the fund has your bank account information on file.

                      Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (provided that your bank information is already on file).
--------------------- --------------------------------------------------------------------------------------------------------------
--------------------- --------------------------------------------------------------------------------------------------------------
Internet or TeleFund  Redeem shares through the Internet at www.leggmasonfunds.com or through TeleFund at
                      1-877-6-LMFUNDS (1-877-656-3863).
--------------------- --------------------------------------------------------------------------------------------------------------
--------------------- --------------------------------------------------------------------------------------------------------------
Mail                  Send a letter to the funds requesting redemption of your shares to:
                           Legg Mason Funds
                           c/o Boston Financial Data Services
                           P.O. Box 55214
                           Boston, MA 02205-8504

                      The letter should be signed by all of the owners of the account.  Redemption requests for shares valued at
                      $10,000 or more or when the proceeds are to be paid to someone other than the accountholder(s) may require a signature guarantee. (See "ACCOUNT POLICIES - Signature Guarantee.")
--------------------- --------------------------------------------------------------------------------------------------------------

The funds must receive your redemption order in proper form before the close of regular trading on the Exchange, normally 4:00 p.m., Eastern time, to receive that day's price. However, orders received by your Financial Adviser by the close of regular trading on the Exchange and communicated to the fund on the following business day, will be effected at the net asset value determined on the day the order was received by the Financial Adviser. It is your Financial Adviser's responsibility to transmit your order to the funds in a timely manner.

        INSTITUTIONAL CLASS AND FINANCIAL INTERMEDIARY CLASS SHAREHOLDERS

You can redeem your shares through any of the following methods.

------------------------------------------------------------------------------------------------------------------------------------
                                                Directly With The Funds
You can redeem your shares through any of the following methods. Redemptions may be initiated by telephone by calling the funds at
1-888-425-6432, but must be confirmed in writing prior to processing. All requests for redemption should indicate: 1) the number of shares or dollar amount to be redeemed and the investor's shareholder account number; 2) the investor's name and the names of any co-owners of the account, using exactly the same name or names used in establishing the account; 3) proof of authorization to request redemption on behalf of any co-owner of the account (please contact the funds for further details); and 4) the name, address, and account number to which the redemption payment should be sent. Payment of redemption proceeds normally will be made by wire one business day after receipt of a redemption request in proper form. Additional documentation may be required from corporations, executors, partnerships, administrators, trustees or custodians.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------ -----------------------------------------------------------------------------------------------------
Mail                           Send a letter to the funds requesting redemption of your shares to: Legg Mason Institutional Funds,
                               P.O. Box 17635, Baltimore, Maryland 21297-1635.
------------------------------ -----------------------------------------------------------------------------------------------------
Fax                            Fax a request for redemption to the funds at 410-454-5050.
------------------------------ -----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                       Through Your Financial Intermediary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Your financial intermediary can redeem shares of the funds on your behalf. Redemptions made through your financial intermediary may be subject to transaction fees or other conditions as set by your financial intermediary. You should consult its program literature for further information.
--------------------------------------------------------------------------------

The funds must receive your redemption order in proper form before the close of regular trading on the Exchange, normally 4:00 p.m., Eastern time, to receive that day's price. However, orders received by certain retirement plans and other financial intermediaries by the close of regular trading on the Exchange and communicated to the fund on the following business day, will be effected at the net asset value determined on the day the order was received by the financial intermediary. If you invest in the funds through a financial intermediary, it is your financial intermediary's responsibility to transmit your order to the funds in a timely manner.

Additional Information about Redemptions:

The funds' service providers will follow reasonable procedures to ensure the validity of any telephone, Internet or wire redemption request, such as requesting identifying information from users or employing identification numbers. The funds and their service providers will not be responsible for any account losses due to fraudulent telephone, Internet or wire orders that they reasonably believe to be genuine.

Payment of redemption proceeds of shares that were recently purchased by check or automatic investment arrangements or acquired through reinvestment of distributions paid on such shares by the fund may be delayed for up to ten days from the purchase date until the check or automatic investment has cleared.

Each fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive and may receive illiquid securities.



10. The first bullet appearing under "Each fund reserves the right to" on page 52 of the Prospectus is replaced in its entirety with the following:

Suspend the offering of shares permanently or for a period of time;


11. The third paragraph of the section "Account Policies - Frequent Trading of Fund Shares" beginning on page 52 of the Prospectus is replaced in its entirety with the following:

Under the funds' frequent trading policy, each fund reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever a fund detects a pattern of excessive trading. The policy provides that a fund will use its best efforts to restrict a shareholder's trading privileges in the Legg Mason Funds if that shareholder has engaged in four or more "Round Trips" during any rolling 12-month period. However, each fund has the discretion to determine that restricting a shareholder's trading privileges is not necessary (or that a new limit on Round Trips should be established for the shareholder) if it is determined that the pattern of trading is not abusive or harmful to the fund. In making such a determination, the fund will consider, among other things, the nature of the shareholder's account, the perceived reason for the frequent trading, the amount of trading and the particular fund in which the trading has occurred. Additionally, each fund has the discretion to make inquiries or to take action against any shareholder whose trading appears inconsistent with the frequent trading policy. Examples of the types of actions a fund may take to deter excessive trading in a shareholder account include restricting the shareholder from purchasing additional shares in the fund altogether or imposing other restrictions (such as requiring purchase orders to be submitted by mail) that would deter the shareholder from trading frequently in the fund.


12. The first paragraph of the section "Services for Investors" on page 54 of the Prospectus is replaced in its entirety with the following:

Below is a description of services provided to shareholders who own shares directly with the funds. You should contact your Financial Adviser to determine if it offers similar services to those listed below.


13. The section "Services for Investors - Confirmations and Account Statements" on page 54 of the Prospectus is replaced in its entirety with the following:

You will receive a confirmation from the funds after each transaction (except a reinvestment of dividends or capital gain distributions, an investment made through the Future First(R) Systematic Investment Plan, or other automatic investment arrangement, and withdrawals made through the Systematic Withdrawal
Plan). Primary Class shareholders will receive account statements monthly unless there has been no activity in the account. If there has been no monthly activity, Primary Class shareholders will receive a quarterly statement. Institutional Class and Financial Intermediary Class shareholders will receive account statements monthly.

14. The section "Services for Investors - Mailing of Reports and Prospectuses" on page 55 of the Prospectus is replaced in its entirety with the following:

If two or more members of your household are Legg Mason fund shareholders, you may elect to have all account communications for those funds combined in one convenient mailing. If you have previously elected to have your account communications combined, but wish to discontinue this service, please contact the fund per the instructions below.

---------------------------------------- -------------------------------------------------------------------------------------------
Primary Class Shareholders               Call 1-800-822-5544 or write to Legg Mason Funds, c/o Boston Financial Data Services,  P.O.
                                         Box 55214, Boston, MA 02205-8504.
---------------------------------------- -------------------------------------------------------------------------------------------
---------------------------------------- -------------------------------------------------------------------------------------------
Institutional Class and Financial        Call 1-888-425-6432 or write to Legg Mason Institutional Funds, P.O. Box 17635,  Baltimore,
Intermediary Class Shareholders          MD 21297-1635.
---------------------------------------- -------------------------------------------------------------------------------------------


15. The third and fourth paragraphs of the section "Distributions and Taxes" on page 56 of the Prospectus are deleted in their entirety. The following information is added to this section:

Receiving Your Dividends and Other Distributions:

Contact your Financial Adviser to discuss what options are available to you for receiving your dividends and other distributions.

If you own shares directly with the funds the following conditions apply:

o your dividends and other distributions will be automatically reinvested in the distributing class of shares of the fund unless you elect to receive dividends and/or other distributions in cash.

o Primary Class shareholders who have a minimum account balance of $10,000 may request that their dividends and/or other distributions be invested in Primary Class shares of another eligible Legg Mason fund or Consultant Class shares of The Royce Funds (except Royce TrustShares Fund), provided these funds are available for sale in your state.

o to change your election, you must notify the fund at least ten days before the next distribution is to be paid.

o if the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.






 This supplement should be retained with your Prospectus for future reference.

                   This supplement is dated December 1, 2005.